Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000009518 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.83%
C000009518 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.34%
C000009518 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
C000009518 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
C000009518 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%
C000009516 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.83%
C000009516 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.34%
C000009516 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
C000009516 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
C000009516 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%
C000009520 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.83%
C000009520 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.34%
C000009520 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
C000009520 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
C000009520 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%
C000009519 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.83%
C000009519 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.34%
C000009519 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%
C000009519 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
C000009519 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%